Shareholder Report, Average Annual Return (Details) 1014050_Franklin Ultra Short Bond ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	69 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin Ultra Short Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Ultra Short Bond ETF (NAV)
Average Annual Return, Percent	4.59%	3.49%	3.21%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.35%	0.31%	(0.22%)
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	4.00%	3.34%	2.93%